Interest Payable (Details) - Schedule of Interest Payable - GBP (£)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Expense [Abstract]
Interest on banks loans and overdrafts			£ 626,214	£ 631,866	£ 655,819
Interest on obligations under finance leases and hire purchase contracts			19,683	37,226	53,488
Interest on shareholder loan facility			844,053	0	0
Other interest payable and similar charges			321,520	60,496	104,150
Total	£ 2,981,105	£ 1,491,055	£ 1,811,470	£ 729,588	£ 813,457